SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of RSUs
Outstanding at the beginning of year | shares	692,320
Vested | shares	(337,420)
Cancelled | shares	(27,900)
Outstanding at the end of year | shares	327,000
Expected to vest after December 31, 2016 | shares	327,000
Weighted average grant date fair value
Outstanding, beginning balance | $ / shares	$ 12.64
Vested | $ / shares	12.64
Cancelled | $ / shares	12.64
Outstanding, ending balance | $ / shares	12.64
Expected to vest after December 31, 2016 | $ / shares	$ 12.64